UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 60.69%

Consumer Discretionary : 3.72%

Media : 3.72%
Vivendi SA	200,000	$4,211,407

Energy : 6.23%

Oil, Gas & Consumable Fuels : 6.23%
EQT Corporation	15,000	858,300
Spectra Energy Corporation	75,000	1,965,000
The Williams Companies Incorporated	100,000	3,656,000
Veresen Incorporated	75,000	588,566
		7,067,866

Industrials : 3.92%

Air Freight & Logistics : 3.87%
Deutsche Post AG	150,000	4,384,417

Construction & Engineering : 0.05%
Ameresco Incorporated Class A †	9,000	61,470

Telecommunication Services : 4.71%

Diversified Telecommunication Services : 2.79%
Alteva Incorporated	100,000	459,000
BCE Incorporated	16,000	688,960
Telefonica Deutschland Holding AG	25,000	140,548
Verizon Communications Incorporated	41,291	1,876,676
		3,165,184

Wireless Telecommunication Services : 1.92%
Shenandoah Telecommunications Company	45,000	2,172,600

Utilities : 42.11%

Electric Utilities : 33.06%
American Electric Power Company Incorporated	100,000	5,601,000
Chesapeake Utilities Corporation	300	15,987
Duke Energy Corporation	30,514	2,067,629
Edison International	75,000	4,452,000
Endesa SA	80,000	1,654,979
Enel SpA	400,000	1,764,015
Entergy Corporation	1,000	66,630
Eversource Energy	90,000	4,585,500
Exelon Corporation	16,000	436,960
Great Plains Energy Incorporated	175,000	4,723,250
Hydro One Limited 144A†	3,000	50,657
IDACORP Incorporated	25,000	1,701,000
NextEra Energy Incorporated	50,000	4,993,000
Pepco Holdings Incorporated	100	2,567
PNM Resources Incorporated	75,000	2,175,000
Terna SpA	650,000	3,200,289
		37,490,463

Gas Utilities : 0.47%
New Jersey Resources Corporation	400	12,020
Snam SpA	100,000	508,200

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name			Shares	Value

Gas Utilities (continued)
South Jersey Industries Incorporated			400	$9,184
				529,404

Multi-Utilities : 6.03%
Alliant Energy Corporation			4,000	240,760
CenterPoint Energy Incorporated			50,000	847,500
Dominion Resources Incorporated			300	20,211
MDU Resources Group Incorporated			500	8,710
Public Service Enterprise Group Incorporated			50,000	1,955,000
Sempra Energy			19,900	1,974,677
Suez Environnement Company SA			25,000	473,995
TECO Energy Incorporated			50,000	1,316,000
				6,836,853

Water Utilities : 2.55%
American Water Works Company Incorporated			50,000	2,888,000

Total Common Stocks (Cost $53,366,560)				68,807,664

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 30.38%

Consumer Discretionary : 5.16%

Auto Components : 0.20%
Cooper Tire & Rubber Company (i)	7.63%	3-15-2027	$190,000	198,550
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	27,031
				225,581

Distributors : 0.06%
LKQ Corporation	4.75	5-15-2023	75,000	72,559

Diversified Consumer Services : 0.47%
Monitronics International	9.13	4-1-2020	25,000	18,750
Service Corporation International	7.00	6-15-2017	25,000	26,875
Service Corporation International	7.50	4-1-2027	351,000	408,915
Service Corporation International	7.63	10-1-2018	25,000	28,094
Service Corporation International	8.00	11-15-2021	40,000	47,000
				529,634

Hotels, Restaurants & Leisure : 1.41%
CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	488,223
Greektown Holdings LLC 144A	8.88	3-15-2019	600,000	616,500
Hilton Worldwide Finance LLC	5.63	10-15-2021	15,000	15,618
Pinnacle Entertainment Incorporated	7.50	4-15-2021	355,000	374,081
Speedway Motorsports Incorporated	5.13	2-1-2023	100,000	100,125
				1,594,547

Household Durables : 0.17%
American Greetings Corporation	7.38	12-1-2021	150,000	156,938
Tempur Sealy International Incorporated 144A	5.63	10-15-2023	10,000	10,175
Tempur Sealy International Incorporated	6.88	12-15-2020	25,000	26,469
				193,582

Leisure Products : 0.03%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	40,000	41,100

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media : 2.43%
Altice US Finance I Corporation 144A	5.38%	7-15-2023	$25,000	$25,000
Altice US Finance II Corporation 144A	7.75	7-15-2025	75,000	72,188
Cable One Incorporated 144A	5.75	6-15-2022	25,000	25,063
Cablevision Systems Corporation	8.63	9-15-2017	145,000	152,975
CCO Holdings LLC	5.13	2-15-2023	50,000	49,725
CCO Holdings LLC 144A	5.13	5-1-2023	35,000	34,869
CCO Holdings LLC	5.25	9-30-2022	90,000	90,450
CCO Holdings LLC 144A	5.38	5-1-2025	335,000	332,488
CCO Holdings LLC 144A	5.88	5-1-2027	50,000	49,625
CCO Holdings LLC	6.63	1-31-2022	50,000	52,776
CCO Holdings LLC	7.38	6-1-2020	125,000	130,313
CCOH Safari LLC 144A	5.75	2-15-2026	125,000	125,625
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	100,000	92,375
Cinemark USA Incorporated	7.38	6-15-2021	75,000	78,750
CSC Holdings LLC	7.88	2-15-2018	75,000	78,750
CSC Holdings LLC	8.63	2-15-2019	125,000	134,688
EchoStar DBS Corporation	7.13	2-1-2016	50,000	50,395
Gray Television Incorporated	7.50	10-1-2020	500,000	518,750
Lamar Media Corporation	5.88	2-1-2022	75,000	78,563
LIN Television Corporation	6.38	1-15-2021	25,000	26,188
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	35,000	36,794
National CineMedia LLC	6.00	4-15-2022	155,000	160,425
National CineMedia LLC	7.88	7-15-2021	100,000	104,000
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	25,000	24,250
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	145,000	147,719
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,394
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	66,869
				2,755,007

Specialty Retail : 0.39%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	40,000	40,700
ABC Supply Company Incorporated 144A	5.75	12-15-2023	25,000	25,375
Century Intermediate Holding Company (PIK at 10.50%) 144A¥(i)	9.75	2-15-2019	15,000	15,450
Penske Auto Group Incorporated	5.38	12-1-2024	85,000	86,063
Penske Auto Group Incorporated	5.75	10-1-2022	94,000	97,055
Sonic Automotive Incorporated	5.00	5-15-2023	70,000	67,025
Sonic Automotive Incorporated	7.00	7-15-2022	105,000	110,775
				442,443

Consumer Staples : 0.35%

Beverages : 0.08%
Cott Beverages Incorporated	6.75	1-1-2020	60,000	62,250
Cott Beverages Incorporated	5.38	7-1-2022	25,000	24,313
				86,563

Food Products : 0.25%
B&G Foods Incorporated	4.63	6-1-2021	30,000	29,625
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	14,700
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	85,000	83,725
Simmons Foods Incorporated 144A	7.88	10-1-2021	175,000	160,125
				288,175

Household Products : 0.02%
Central Garden & Pet Company	6.13	11-15-2023	20,000	20,350

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Energy : 6.15%

Energy Equipment & Services : 2.38%
Bristow Group Incorporated	6.25%	10-15-2022	$380,000	$328,700
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	40,000	38,800
Era Group Incorporated	7.75	12-15-2022	334,000	280,560
Forum Energy Technologies Incorporated	6.25	10-1-2021	65,000	56,875
Gulfmark Offshore Incorporated	6.38	3-15-2022	450,000	270,000
Hilcorp Energy Company 144A	5.00	12-1-2024	50,000	44,969
Hilcorp Energy Company 144A	5.75	10-1-2025	75,000	68,813
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	230,000	176,813
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	235,000	186,825
NGPL PipeCo LLC 144A	7.12	12-15-2017	190,000	167,675
NGPL PipeCo LLC 144A	7.77	12-15-2037	875,000	695,625
NGPL PipeCo LLC 144A	9.63	6-1-2019	35,000	30,450
PHI Incorporated	5.25	3-15-2019	405,000	345,348
Pride International Incorporated	8.50	6-15-2019	10,000	10,269
				2,701,722

Oil, Gas & Consumable Fuels : 3.77%
Alpha Natural Resources Incorporated	6.25	6-1-2021	50,000	1,000
Arch Coal Incorporated	7.00	6-15-2019	100,000	2,125
Arch Coal Incorporated	7.25	6-15-2021	50,000	1,000
Berry Petroleum Company LLC	6.38	9-15-2022	225,000	90,000
Berry Petroleum Company LLC	6.75	11-1-2020	25,000	10,375
CSI Compressco LP	7.25	8-15-2022	125,000	100,547
CVR Refining LLC	6.50	11-1-2022	93,000	91,605
Denbury Resources Incorporated	4.63	7-15-2023	200,000	116,000
Denbury Resources Incorporated	5.50	5-1-2022	30,000	18,600
Denbury Resources Incorporated	6.38	8-15-2021	110,000	70,400
Exterran Partners LP	6.00	4-1-2021	200,000	173,000
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	46,568
Kinder Morgan Incorporated	7.00	6-15-2017	50,000	52,125
Kinder Morgan Incorporated (i)	7.42	2-15-2037	90,000	87,270
Kinder Morgan Incorporated	7.80	8-1-2031	100,000	97,435
Northern Tier Energy LLC	7.13	11-15-2020	300,000	306,000
Overseas Shipholding Group Incorporated	7.50	2-15-2021	150,000	153,750
Overseas Shipholding Group Incorporated	8.13	3-30-2018	225,000	231,188
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	164,045
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	260,000	254,800
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	50,000	49,500
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	290,000	269,700
Rockies Express Pipeline LLC 144A(i)	7.50	7-15-2038	205,000	196,800
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	50,000	3,500
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	260,000	18,200
Sabine Pass Liquefaction LLC	5.63	2-1-2021	75,000	72,563
Sabine Pass Liquefaction LLC	5.63	4-15-2023	90,000	83,025
Sabine Pass Liquefaction LLC	5.75	5-15-2024	50,000	46,125
Sabine Pass Liquefaction LLC	6.25	3-15-2022	200,000	193,250
Sabine Pass LNG LP	6.50	11-1-2020	395,000	393,025
Sabine Pass LNG LP	7.50	11-30-2016	370,000	377,400
SemGroup Corporation	7.50	6-15-2021	250,000	231,250
Suburban Propane Partners LP	5.50	6-1-2024	20,000	18,932
Suburban Propane Partners LP	7.38	8-1-2021	26,000	27,105
Swift Energy Company (i)	7.13	6-1-2017	422,000	55,240
Swift Energy Company (i)	8.88	1-15-2020	75,000	9,375
Ultra Petroleum Corporation 144A(i)	5.75	12-15-2018	35,000	14,700
Ultra Petroleum Corporation 144A(i)	6.13	10-1-2024	375,000	140,625
				4,268,148

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials : 5.66%

Banks : 0.31%
CIT Group Incorporated 144A	5.50%	2-15-2019	$100,000	$104,750
CIT Group Incorporated 144A	6.63	4-1-2018	231,000	246,304
				351,054

Capital Markets : 0.54%
Jefferies Finance LLC 144A	6.88	4-15-2022	350,000	318,500
Jefferies Finance LLC 144A	7.38	4-1-2020	80,000	77,500
Jefferies Finance LLC 144A	7.50	4-15-2021	225,000	213,075
				609,075

Consumer Finance : 1.81%
Ally Financial Incorporated	5.75	11-20-2025	50,000	50,344
Ally Financial Incorporated	8.00	12-31-2018	100,000	111,370
Ally Financial Incorporated	8.00	3-15-2020	203,000	236,241
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	26,574
Homer City Generation LLC	8.73	10-1-2026	139,827	138,429
Navient Corporation	5.88	3-25-2021	40,000	36,600
Navient Corporation	8.00	3-25-2020	275,000	279,125
SLM Corporation	6.13	3-25-2024	140,000	120,750
SLM Corporation	7.25	1-25-2022	70,000	66,500
SLM Corporation	8.45	6-15-2018	125,000	131,250
Springleaf Finance Corporation	5.40	12-1-2015	140,000	140,000
Springleaf Finance Corporation	5.75	9-15-2016	50,000	50,750
Springleaf Finance Corporation	6.00	6-1-2020	175,000	174,017
Springleaf Finance Corporation	6.50	9-15-2017	50,000	51,625
Springleaf Finance Corporation	6.90	12-15-2017	243,000	253,328
Springleaf Finance Corporation	7.75	10-1-2021	37,000	39,220
Springleaf Finance Corporation	8.25	10-1-2023	135,000	147,150
				2,053,273

Diversified Financial Services : 0.62%
Denali Borrower LLC 144A	5.63	10-15-2020	330,000	349,826
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	185,000	160,025
NewStar Financial Incorporated	7.25	5-1-2020	200,000	198,000
				707,851

Insurance : 0.32%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	225,000	216,000
Hub International Limited 144A	7.88	10-1-2021	150,000	144,000
				360,000

Real Estate Management & Development : 0.22%
Onex Corporation 144A	7.75	1-15-2021	250,000	245,000

REITs : 1.84%
Crown Castle International Corporation	4.88	4-15-2022	35,000	35,909
Crown Castle International Corporation	5.25	1-15-2023	70,000	72,538
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	225,000	227,250
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	340,000	351,900
Equinix Incorporated %%	5.88	1-15-2026	25,000	25,375
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	197,500
Iron Mountain Incorporated	5.75	8-15-2024	400,000	397,000
Iron Mountain Incorporated 144A	6.00	10-1-2020	20,000	20,980
Iron Mountain Incorporated	6.00	8-15-2023	255,000	267,592
Sabra Health Care Incorporated	5.38	6-1-2023	50,000	51,063

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Sabra Health Care Incorporated	5.50%	2-1-2021	$105,000	$108,281
The Geo Group Incorporated	5.13	4-1-2023	25,000	23,500
The Geo Group Incorporated	5.88	1-15-2022	205,000	202,181
The Geo Group Incorporated	5.88	10-15-2024	35,000	34,169
The Geo Group Incorporated	6.63	2-15-2021	70,000	71,138
				2,086,376

Health Care : 2.51%

Health Care Equipment & Supplies : 0.33%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	320,000	261,600
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	25,000	25,469
Hologic Incorporated 144A	5.25	7-15-2022	90,000	93,600
				380,669

Health Care Providers & Services : 1.43%
Acadia Healthcare Company Incorporated	5.63	2-15-2023	40,000	39,200
Centene Corporation	5.75	6-1-2017	75,000	77,625
Community Health Systems Incorporated	6.88	2-1-2022	5,000	4,838
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	35,000	33,600
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	170,000	176,163
HCA Incorporated	5.88	3-15-2022	25,000	26,781
HCA Incorporated	6.50	2-15-2020	325,000	359,531
HealthSouth Corporation 144A	5.75	11-1-2024	25,000	24,125
HealthSouth Corporation	5.75	11-1-2024	25,000	24,125
HealthSouth Corporation 144A	5.75	9-15-2025	100,000	95,750
HealthSouth Corporation	7.75	9-15-2022	64,000	66,400
Molina Healthcare Incorporated 144A	5.38	11-15-2022	25,000	25,125
MPT Operating Partnership LP	6.38	2-15-2022	70,000	72,800
MPT Operating Partnership LP	6.88	5-1-2021	125,000	130,313
Select Medical Corporation	6.38	6-1-2021	455,000	367,413
Team Health Incorporated 144A	7.25	12-15-2023	50,000	51,500
Tenet Healthcare Corporation	6.00	10-1-2020	50,000	53,125
				1,628,414

Health Care Technology : 0.40%
Emdeon Incorporated	11.00	12-31-2019	355,000	372,750
MedAssets Incorporated	8.00	11-15-2018	75,000	76,594
				449,344

Pharmaceuticals : 0.35%
Endo Finance LLC 144A	5.75	1-15-2022	65,000	62,075
Endo Finance LLC 144A	5.88	1-15-2023	50,000	47,250
Endo Finance LLC 144A	6.00	2-1-2025	50,000	47,500
Endo Finance LLC 144A	7.75	1-15-2022	180,000	181,350
Pinnacle Incorporated 144A	9.50	10-1-2023	50,000	55,625
				393,800

Industrials : 1.98%

Airlines : 0.10%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	112,750

Commercial Services & Supplies : 0.78%
ADT Corporation	4.13	6-15-2023	85,000	79,543
ADT Corporation	6.25	10-15-2021	300,000	313,875
Berry Plastics Corporation 144A	6.00	10-15-2022	15,000	15,488
Covanta Holding Corporation	5.88	3-1-2024	160,000	156,600

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
Covanta Holding Corporation	6.38%	10-1-2022	$195,000	$202,313
Covanta Holding Corporation	7.25	12-1-2020	110,000	114,606
				882,425

Construction & Engineering : 0.19%
AECOM	5.75	10-15-2022	15,000	15,478
AECOM	5.88	10-15-2024	200,000	202,500
				217,978

Professional Services : 0.01%
Ascent Capital Group Incorporated	4.00	7-15-2020	25,000	16,141

Trading Companies & Distributors : 0.90%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	350,000	365,750
H&E Equipment Services Incorporated	7.00	9-1-2022	450,000	451,125
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	38,413
United Rentals North America Incorporated	4.63	7-15-2023	90,000	89,438
United Rentals North America Incorporated	5.50	7-15-2025	75,000	75,000
				1,019,726

Information Technology : 2.38%

Communications Equipment : 0.06%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	75,000	71,813

Electronic Equipment, Instruments & Components : 0.74%
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	691,300
Zebra Technologies Corporation	7.25	10-15-2022	135,000	144,450
				835,750

Internet Software & Services : 0.09%
Infor Software Parent LLC 144A	6.50	5-15-2022	50,000	44,375
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	75,000	58,219
				102,594

IT Services : 0.81%
Audatex North America Incorporated 144A	6.00	6-15-2021	225,000	226,969
Audatex North America Incorporated 144A	6.13	11-1-2023	140,000	141,050
First Data Corporation 144A	5.00	1-15-2024	20,000	20,000
First Data Corporation 144A	5.75	1-15-2024	20,000	20,000
First Data Corporation 144A	6.75	11-1-2020	152,000	159,790
First Data Corporation 144A	7.00	12-1-2023	25,000	25,344
SunGard Data Systems Incorporated	7.38	11-15-2018	253,000	257,665
SunGard Data Systems Incorporated	7.63	11-15-2020	60,000	62,288
				913,106

Semiconductors & Semiconductor Equipment : 0.14%
Micron Technology Incorporated 144A	5.25	8-1-2023	25,000	23,500
Micron Technology Incorporated 144A	5.25	1-15-2024	25,000	23,250
Micron Technology Incorporated	5.50	2-1-2025	50,000	46,375
Micron Technology Incorporated	5.88	2-15-2022	65,000	65,372
				158,497

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Software : 0.17%
Activision Blizzard Incorporated 144A	5.63%	9-15-2021	$45,000	$47,391
Activision Blizzard Incorporated 144A	6.13	9-15-2023	10,000	10,913
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	175,000	128,406
SS&C Technologies Incorporated 144A	5.88	7-15-2023	5,000	5,188
				191,898

Technology Hardware, Storage & Peripherals : 0.37%
NCR Corporation	5.88	12-15-2021	15,000	14,738
NCR Corporation	6.38	12-15-2023	408,000	407,490
				422,228

Materials : 0.52%

Chemicals : 0.02%
Celanese US Holdings LLC	5.88	6-15-2021	20,000	21,200

Containers & Packaging : 0.50%
Ball Corporation	5.25	7-1-2025	15,000	15,113
Crown Americas LLC	6.25	2-1-2021	20,000	20,675
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	5,000	5,450
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	46,125
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	50,000	52,000
Owens-Brockway Glass Container Incorporated 144A	6.38	8-15-2025	200,000	208,250
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	50,000	49,063
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	66,600
Sealed Air Corporation 144A	5.13	12-1-2024	75,000	76,688
Silgan Holdings Incorporated	5.00	4-1-2020	25,000	25,531
				565,495

Telecommunication Services : 3.43%

Diversified Telecommunication Services : 1.38%
Citizens Communications Company	7.88	1-15-2027	25,000	20,875
Frontier Communications Corporation	8.13	10-1-2018	60,000	62,775
GCI Incorporated	6.75	6-1-2021	170,000	174,675
GCI Incorporated	6.88	4-15-2025	100,000	103,500
Level 3 Financing Incorporated	5.63	2-1-2023	65,000	65,488
Level 3 Financing Incorporated 144A	5.13	5-1-2023	75,000	74,438
Level 3 Financing Incorporated	5.38	8-15-2022	125,000	125,844
Level 3 Financing Incorporated 144A	5.38	1-15-2024	50,000	50,063
Level 3 Financing Incorporated 144A	5.38	5-1-2025	75,000	74,531
Level 3 Financing Incorporated	6.13	1-15-2021	80,000	83,841
Level 3 Financing Incorporated	7.00	6-1-2020	15,000	15,844
Qwest Corporation (i)	7.63	8-3-2021	20,000	20,925
Syniverse Holdings Incorporated	9.13	1-15-2019	600,000	372,000
Windstream Corporation	6.38	8-1-2023	50,000	37,000
Windstream Corporation	7.88	11-1-2017	265,000	276,925
				1,558,724

Wireless Telecommunication Services : 2.05%
MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	247,200
SBA Communications Corporation	4.88	7-15-2022	85,000	84,469
SBA Communications Corporation	5.63	10-1-2019	10,000	10,400
SBA Communications Corporation	5.75	7-15-2020	100,000	104,377
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	792,000
Sprint Capital Corporation	8.75	3-15-2032	250,000	193,125
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	27,000
Sprint Communications Incorporated	11.50	11-15-2021	25,000	23,875
Sprint Corporation	7.13	6-15-2024	70,000	53,944
Sprint Corporation	7.63	2-15-2025	25,000	19,641

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
Sprint Corporation	7.88%	9-15-2023	$50,000	$40,250
T-Mobile USA Incorporated	6.50	1-15-2026	15,000	14,981
T-Mobile USA Incorporated	6.00	3-1-2023	25,000	25,125
T-Mobile USA Incorporated	6.13	1-15-2022	5,000	5,103
T-Mobile USA Incorporated	6.25	4-1-2021	30,000	30,750
T-Mobile USA Incorporated	6.38	3-1-2025	135,000	134,325
T-Mobile USA Incorporated	6.46	4-28-2019	10,000	10,275
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,038
T-Mobile USA Incorporated	6.54	4-28-2020	10,000	10,325
T-Mobile USA Incorporated	6.63	4-1-2023	35,000	35,898
T-Mobile USA Incorporated	6.63	4-28-2021	65,000	67,600
T-Mobile USA Incorporated	6.73	4-28-2022	305,000	315,675
T-Mobile USA Incorporated	6.84	4-28-2023	75,000	77,156
				2,328,532

Utilities : 2.24%

Electric Utilities : 1.43%
ComEd Financing III	6.35	3-15-2033	1,340,000	1,390,911
Otter Tail Corporation (i)	9.00	12-15-2016	215,000	230,510
				1,621,421

Gas Utilities : 0.27%
AmeriGas Finance LLC	6.75	5-20-2020	175,000	179,624
AmeriGas Finance LLC	7.00	5-20-2022	125,000	128,750
				308,374

Independent Power & Renewable Electricity Producers : 0.54%
Calpine Corporation 144A	5.88	1-15-2024	20,000	20,650
Calpine Corporation 144A	6.00	1-15-2022	40,000	41,500
Calpine Corporation 144A	7.88	1-15-2023	40,000	42,450
NSG Holdings LLC 144A	7.75	12-15-2025	328,050	360,035
Reliant Energy Incorporated (i)	9.24	7-2-2017	34,985	35,510
Reliant Energy Incorporated	9.68	7-2-2026	10,000	10,200
TerraForm Power Operating LLC 144A	5.88	2-1-2023	35,000	26,075
TerraForm Power Operating LLC 144A	6.13	6-15-2025	100,000	71,000
				607,420

Total Corporate Bonds and Notes (Cost $35,843,993)				34,440,339

Loans : 1.72%

Consumer Discretionary : 0.78%

Diversified Consumer Services : 0.04%
CCM Merger Incorporated ±	4.50	8-8-2021	39,836	39,571

Media : 0.58%
Learfield Communications Incorporated ±	8.75	10-9-2021	212,434	209,779
TWCC Holdings Corporation ±	7.00	6-26-2020	455,000	453,294
				663,073

Specialty Retail : 0.16%
Focus Brands Incorporated ±	10.25	8-21-2018	176,935	176,492

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Financials : 0.06%

Diversified Financial Services : 0.04%
American Beacon Advisors Incorporated ±	9.75%	3-3-2023	$50,000	$49,500

Insurance : 0.02%
Asurion LLC ±	8.50	3-3-2021	25,000	21,988

Industrials : 0.30%

Commercial Services & Supplies : 0.17%
Interactive Data Corporation ±	4.75	5-2-2021	138,250	137,918
W3 Company ±(i)	9.25	9-13-2020	19,950	11,372
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	29,925	29,234
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	1,490	1,431
WASH Multifamily Laundry Systems LLC ±	8.00	5-14-2023	8,510	8,169
				188,124

Transportation Infrastructure : 0.13%
HGIM Corporation ±	5.50	6-18-2020	227,408	148,336

Information Technology : 0.03%

Technology Hardware, Storage & Peripherals : 0.03%
Peak 10 Incorporated ±(i)	8.25	6-17-2022	30,000	28,200

Telecommunication Services : 0.13%

Diversified Telecommunication Services : 0.13%
nTelos Incorporated ±	5.75	11-9-2019	153,811	152,657

Utilities : 0.42%

Electric Utilities : 0.42%
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2016	1,471,940	476,805

Total Loans (Cost $2,941,019)				1,944,746

	Dividend yield		Shares
Preferred Stocks : 18.34%

Financials : 0.08%

Banks : 0.08%
GMAC Capital Trust I ±	1.99		3,457	88,154

Utilities : 18.26%

Electric Utilities : 17.79%
Alabama Power Company	6.45		50,000	1,375,000
Baltimore Gas & Electric Company	6.70		20,100	2,035,125
Baltimore Gas & Electric Company	6.99		31,310	3,183,836
Entergy Arkansas Incorporated	4.90		44,335	1,098,178
Entergy Louisiana LLC	4.70		248,483	5,961,107
Indianapolis Power & Light Company	5.65		28,811	2,915,313
NextEra Energy Capital Holding Incorporated Series I	5.13		44,000	1,078,000
Southern Company	6.25		50,000	1,325,000
The Connecticut Light & Power Company	5.28		12,000	576,000
The Connecticut Light & Power Company	6.56		12,000	622,500
				20,170,059

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Dividend yield		Shares	Value

Multi-Utilities : 0.47%
Integrys Holding Incorporated ±	1.47%		21,250	$541,875

Total Preferred Stocks (Cost $19,887,895)				20,800,088

		Expiration date
Warrants : 0.00%

Utilities : 0.00%

Gas Utilities : 0.00%
Kinder Morgan Incorporated †		5-25-2017	16,000	4,800

Total Warrants (Cost $30,480)				4,800

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.44%

Energy : 0.47%

Oil, Gas & Consumable Fuels : 0.47%
Baytex Energy Corporation 144A	5.63	6-1-2024	$25,000	20,438
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2016	93,118	37,247
Teekay Corporation	8.50	1-15-2020	360,000	352,796
Teekay Corporation 144A	8.50	1-15-2020	125,000	122,499
				532,980

Financials : 0.03%

Banks : 0.03%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	30,600

Health Care : 0.47%

Pharmaceuticals : 0.47%
Mallinckrodt plc 144A	5.50	4-15-2025	50,000	42,375
Mallinckrodt plc 144A	5.63	10-15-2023	20,000	17,250
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	5,000	4,363
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	75,000	64,875
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	30,000	26,100
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	50,000	49,000
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	350,000	329,000
				532,963

Industrials : 0.16%

Building Products : 0.01%
Allegion plc	5.88	9-15-2023	15,000	15,525

Commercial Services & Supplies : 0.13%
GFL Environmental Incorporated 144A	7.88	4-1-2020	145,000	146,450

Machinery : 0.02%
Sensata Technologies BV 144A	5.00	10-1-2025	20,000	18,900

Materials : 0.53%

Containers & Packaging : 0.20%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	4,115	4,126

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)
Ardagh Packaging Finance plc 144A	9.13%	10-15-2020	$210,000	$220,238
				224,364

Metals & Mining : 0.25%
ArcelorMittal SA	7.25	2-25-2022	25,000	22,047
Novelis Incorporated	8.38	12-15-2017	100,000	98,750
Novelis Incorporated	8.75	12-15-2020	175,000	170,188
				290,985

Paper & Forest Products : 0.08%
Sappi Limited 144A(i)	7.50	6-15-2032	100,000	92,250

Telecommunication Services : 0.78%

Diversified Telecommunication Services : 0.74%
Intelsat Jackson Holdings SA	5.50	8-1-2023	545,000	407,728
Intelsat Jackson Holdings SA	7.25	10-15-2020	50,000	41,750
Intelsat Jackson Holdings SA	7.50	4-1-2021	150,000	124,500
Intelsat Luxembourg SA	7.75	6-1-2021	125,000	48,125
Intelsat Luxembourg SA	8.13	6-1-2023	475,000	178,125
Virgin Media Finance plc 144A	5.38	4-15-2021	9,000	9,270
Virgin Media Finance plc 144A	6.38	4-15-2023	25,000	25,563
				835,061

Wireless Telecommunication Services : 0.04%
Telesat Canada Incorporated 144A	6.00	5-15-2017	50,000	50,250

Total Yankee Corporate Bonds and Notes (Cost $3,442,931)				2,770,328

	Yield		Shares
Short-Term Investments : 5.60%

Investment Companies : 5.60%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.17		6,346,475	6,346,475

Total Short-Term Investments (Cost $6,346,475)				6,346,475

Total investments in securities (Cost $121,859,353)*	119.17%			135,114,440
Other assets and liabilities, net	(19.17)			(21,733,024)

Total net assets	100.00%			$113,381,416

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
¥A	payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2015 (unaudited)

*	Cost for federal income tax purposes is $122,581,193 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,184,376
Gross unrealized losses	(8,651,129)

Net unrealized gains	$12,533,247

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

1

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Consumer discretionary	$4,211,407	$0	$0	$4,211,407
Energy	7,067,866	0	0	7,067,866
Industrials	4,445,887	0	0	4,445,887
Telecommunication services	5,337,784	0	0	5,337,784
Utilities	47,744,720	0	0	47,744,720
Corporate bonds and notes	0	34,440,339	0	34,440,339
Loans	0	1,317,484	627,262	1,944,746
Preferred stocks
Financials	88,154	0	0	88,154
Utilities	8,137,285	12,574,649	0	20,711,934
Warrants
Utilities	0	4,800	0	4,800
Yankee corporate bonds and notes	0	2,733,081	37,247	2,770,328
Short-term investments
Investment companies	6,346,475	0	0	6,346,475

Total assets	$83,379,578	$51,070,353	$664,509	$135,114,440

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Utilities and High Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date:	January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Utilities and High Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date:	January 27, 2016
By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer
Date:	January 27, 2016